Client Name:	Redwood Trust
Client Project Name:	SEMT 2026-INV3
Start - End Dates:	4/5/2022 - 4/8/2026
Deal Loan Count:	194

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	4
Credit	Insurance	CRDINSR289	Insufficient Hazard Insurance Coverage	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	3
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	2
Property Valuations	Appraisal	PRVAAPPR100	Missing Appraisal	11
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Property Valuations	Appraisal	PRVAAPPR5454	Loan File contains Property Inspection Waiver (PIW)/AW	10
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3618	TRID - Corrected CD should have been provided; Change of Product or Product Feature not disclosed at least 3 business days prior to closing	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3676	TRID - CD: Ten percent tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation.	1
Total				49

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